Federal Home Loan Bank Stock	12 Months Ended
Dec. 31, 2015
Text Block [Abstract]
Federal Home Loan Bank Stock

Note 3. Federal Home Loan Bank Stock

The Company, as a member of the Federal Home Loan Bank of Dallas (“FHLB”) system, owns stock in the organization. No ready market exists for the stock, and it has no quoted market value. The Company’s investment in the FHLB is carried at cost of $1,202,900 and $1,347,600 at December 31, 2015 and December 31, 2014, respectively, and is included in other assets. The Company has had stock redeemed in 2015 and 2014 at the par value of $100 per share.

While the Federal Home Loan Banks have been negatively impacted by the current economic conditions, the Federal Home Loan Bank of Dallas reported profits for 2015 and 2014, as of 2015 and 2014, was in compliance with its regulatory capital and liquidity requirements, and in 2015 and 2014, continued to pay dividends on its stock and make redemptions at the par value. With consideration given to these factors, management concluded that the stock was not impaired at December 31, 2015 or December 31, 2014.